UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22620

T. Rowe Price Multi-Sector Account Portfolios, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: February 28, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

February 28, 2025

Mortgage-Backed Securities Multi-Sector Account Portfolio

This annual shareholder report contains important information about Mortgage-Backed Securities Multi-Sector Account Portfolio (the "fund") for the period of March 1, 2024 to February 28, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mortgage-Backed Securities Multi-Sector Account Portfolio	$2	0.02%

What drove fund performance during the past 12 months?

  Fixed income assets produced generally positive returns during the reporting period as the Federal Reserve began cutting interest rates and yields fell across most of the Treasury curve. Mortgage-backed securities produced positive returns and outperformed Treasuries.

  Compared with the Bloomberg U.S. Mortgage Backed Securities Index, security selection was a modest contributor to the fund’s relative performance. An out-of-benchmark allocation to collateralized mortgage obligations also added value.

  Conversely, intra-day price fluctuations hurt performance relative to the benchmark and largely offset the gains from security selection. Sector allocation and interest rate management had little impact in aggregate on the fund’s relative performance.

  The fund primarily invests in U.S. dollar-denominated mortgage-backed securities, including securities that are backed or issued by the U.S. government and its agencies (such as the Government National Mortgage Association, the Federal National Mortgage Association, or the Federal Home Loan Mortgage Corporation), mortgage-related securities issued by private banks and other non-governmental issuers, agency and non-agency collateralized mortgage obligations, as well as other types of mortgage-backed securities as they become available.

  In terms of derivative exposure, the fund maintained meaningful holdings in to-be-announced (TBA) securities, although these positions did not have a significant impact on absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of February 28, 2025

	Fund	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	10,064	9,986	10,039
2015	10,054	9,932	10,034
2015	10,097	9,974	10,085
2016	10,267	10,150	10,251
2016	10,312	10,285	10,311
2016	10,440	10,524	10,428
2016	10,253	10,191	10,251
2017	10,308	10,294	10,296
2017	10,433	10,448	10,431
2017	10,536	10,576	10,512
2017	10,492	10,518	10,470
2018	10,354	10,346	10,313
2018	10,419	10,409	10,399
2018	10,483	10,465	10,456
2018	10,468	10,377	10,419
2019	10,720	10,674	10,683
2019	11,001	11,075	10,972
2019	11,248	11,530	11,194
2019	11,285	11,497	11,251
2020	11,511	11,921	11,479
2020	11,731	12,118	11,688
2020	11,765	12,276	11,703
2020	11,785	12,334	11,694
2021	11,757	12,086	11,649
2021	11,693	12,068	11,633
2021	11,751	12,266	11,682
2021	11,667	12,192	11,607
2022	11,362	11,766	11,314
2022	10,757	11,076	10,751
2022	10,563	10,853	10,545
2022	10,297	10,627	10,272
2023	10,277	10,622	10,285
2023	10,463	10,839	10,462
2023	10,295	10,724	10,324
2023	10,261	10,752	10,299
2024	10,472	10,976	10,519
2024	10,470	10,980	10,515
2024	11,062	11,506	11,095
2024	11,000	11,491	11,054
2025	11,149	11,613	11,206

202501-4140694, 202504-4215273

E326-052 4/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Mortgage-Backed Securities Multi-Sector Account Portfolio	6.46%	-0.64%	1.09%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.81	-0.52	1.51
Bloomberg U.S. Mortgage Backed Securities Index (Strategy Benchmark)	6.53	-0.48	1.15

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$105,729
  Number of Portfolio Holdings866
  Investment Advisory Fees Paid (000s)$(25)
  Portfolio Turnover Rate290.3%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

U.S. Government Agency Securities	101.8%
Reserves	-1.8

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Federal National Mortgage Assn.	53.5%
Government National Mortgage Assn.	24.0
Federal Home Loan Mortgage	22.4
UMBS	4.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Mortgage-Backed Securities Multi-Sector Account Portfolio

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)   Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$33,841	$32,851
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,818,000 and $1,180,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b)  Report pursuant to Regulation S-X.

Financial Statements and Other Information
February 28, 2025
Mortgage-Backed Securities
Multi-Sector Account Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET VALUE
Beginning of period $ 7.93 $ 8.10 $ 9.20 $ 9.60 $ 9.53
Investment activities
Net investment income
(1)(2)
0.37 0.32 0.23 0.08 0.13
Net realized and unrealized gain/loss 0.13 (0.17) (1.11) (0.40) 0.07
Total from investment activities 0.50 0.15 (0.88) (0.32) 0.20
Distributions
Net investment income (0.37) (0.32) (0.22) (0.08) (0.11)
Tax return of capital – – – – (0.02)
Total distributions (0.37) (0.32) (0.22) (0.08) (0.13)
NET ASSET VALUE
End of period $ 8.06 $ 7.93 $ 8.10 $ 9.20 $ 9.60
Ratios/Supplemental Data
Total return
(2)(3)
6.46% 1.90% (9.55)% (3.37)% 2.13%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0.04% 0.06% 0.03% 0.04% 0.02%
Net expenses after waivers/payments by Price
Associates 0.02% 0.02% 0.02% 0.02% 0.02%
Net investment income 4.63% 4.02% 2.70% 0.88% 1.38%
Portfolio turnover rate 290.3% 552.5% 775.5% 916.0% 500.2%
Net assets, end of period (in thousands) $ 105,729 $ 110,603 $ 105,683 $ 132,340 $ 132,924
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio
February 28, 2025

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  104.3%
U.S. Government Agency
Obligations  80.3%
Federal Home Loan Mortgage
2.50%, 4/1/30  31 30
3.00%, 5/1/27 - 7/1/43  216 197
3.50%, 12/1/41 - 6/1/43  298 280
4.00%, 8/1/40 - 12/1/41  255 247
4.50%, 6/1/39 - 5/1/42  170 171
5.00%, 11/1/33 - 12/1/40  89 89
5.50%, 6/1/35 - 10/1/38  50 52
6.00%, 12/1/33 - 10/1/39  22 22
6.50%, 9/1/34 - 9/1/39  28 29
Federal Home Loan Mortgage, ARM
1Y CMT + 2.245%, 6.559%, 1/1/36  — —
1Y CMT + 2.25%, 7.079%, 10/1/36  — —
1Y CMT + 2.347%, 6.681%, 11/1/34  4 4
RFUCCT1Y + 1.625%, 6.848%,
4/1/37  1 1
RFUCCT1Y + 1.769%, 6.912%,
6/1/37  1 1
RFUCCT1Y + 1.815%, 6.525%,
1/1/37  — —
RFUCCT1Y + 1.916%, 6.916%,
2/1/37  — —
RFUCCT1Y + 1.944%, 6.579%,
12/1/36  1 1
RFUCCT1Y + 2.031%, 6.796%,
11/1/36  1 1
RFUCCT1Y + 2.22%, 7.183%,
2/1/37  1 1
Federal Home Loan Mortgage,
CMO, 6.00%, 3/15/32  11 11
Federal Home Loan Mortgage,
CMO, IO
2.00%, 2/25/51  1,298 173
3.00%, 12/15/32  75 3
Federal Home Loan Mortgage,
UMBS
1.50%, 2/1/36  231 203
2.00%, 8/1/36 - 4/1/52  6,469 5,249
2.50%, 3/1/42 - 7/1/52  7,751 6,547
3.00%, 5/1/31 - 6/1/52  1,014 917
3.50%, 8/1/42 - 3/1/48  1,365 1,263
4.00%, 6/1/37 - 1/1/53  1,029 974
4.50%, 9/1/37 - 12/1/52  1,351 1,308
5.00%, 10/1/48 - 12/1/54  1,384 1,370
5.50%, 8/1/53 - 10/1/54  2,170 2,187
6.00%, 12/1/52 - 12/1/54  1,492 1,526
6.50%, 10/1/53 - 1/1/55  608 629
7.00%, 6/1/54  141 148
Federal National Mortgage Assn.
3.50%, 6/1/42 - 5/1/46  718 669
4.00%, 11/1/40  143 139
Par/Shares $ Value
(Amounts in 000s)
Federal National Mortgage Assn.,
ARM
RFUCCT1Y + 1.34%, 6.215%,
12/1/35  1 1
RFUCCT1Y + 1.70%, 6.70%,
11/1/37  2 2
RFUCCT1Y + 1.871%, 7.812%,
8/1/36  1 2
Federal National Mortgage Assn.,
CMO, IO, 2.00%, 5/25/51  1,966 262
Federal National Mortgage Assn.,
UMBS
1.50%, 4/1/37 - 1/1/42  1,132 974
2.00%, 5/1/36 - 4/1/52  19,545 16,169
2.50%, 8/1/31 - 5/1/52  9,772 8,351
3.00%, 2/1/30 - 6/1/52  7,791 7,038
3.50%, 11/1/25 - 7/1/51  3,812 3,556
4.00%, 12/1/30 - 11/1/52  3,510 3,350
4.50%, 7/1/39 - 2/1/54  1,976 1,944
5.00%, 9/1/25 - 9/1/53  3,113 3,091
5.50%, 12/1/33 - 10/1/54  3,576 3,607
6.00%, 3/1/33 - 8/1/54  4,068 4,170
6.50%, 2/1/32 - 1/1/55  3,028 3,135
7.00%, 3/1/54  75 79
UMBS, TBA (1)
1.50%, 3/1/40  192 169
2.00%, 3/1/40 - 3/1/55  729 598
2.50%, 3/1/40 - 3/1/55  614 519
3.00%, 3/1/55  514 448
3.50%, 3/1/55  746 677
4.00%, 3/1/55  194 182
5.00%, 3/1/55  169 166
5.50%, 3/1/55  151 151
6.00%, 3/1/55  748 760
6.50%, 3/1/55  1,043 1,074
84,917
U.S. Government
Obligations  24.0%
Government National Mortgage
Assn.
1.50%, 12/20/36 - 5/20/37  228 203
2.00%, 1/20/51 - 8/20/52  4,870 4,002
2.50%, 8/20/50 - 3/20/52  5,476 4,696
3.00%, 9/15/42 - 6/20/52  3,689 3,304
3.50%, 9/15/41 - 2/20/50  2,763 2,572
4.00%, 2/20/40 - 10/20/52  2,125 2,017
4.50%, 6/15/39 - 10/20/52  1,871 1,819
5.00%, 1/20/33 - 8/20/50  1,189 1,193
5.50%, 2/20/33 - 3/20/49  439 452
6.00%, 9/20/34 - 11/20/52  546 559
Government National Mortgage
Assn., ARM, 1Y CMT + 1.50%,
4.875%, 5/20/34  7 7
Government National Mortgage
Assn., CMO
3.00%, 11/20/47 - 12/20/47  12 11

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
4.00%, 7/20/40  16 16
Government National Mortgage
Assn., CMO, IO
2.00%, 12/20/50  1,697 199
3.50%, 5/20/43  35 5
4.00%, 2/20/43  15 2
Government National Mortgage
Assn., TBA (1)
2.00%, 3/20/55  468 384
2.50%, 3/20/55  103 88
3.00%, 3/20/55  133 118
3.50%, 3/20/55  139 128
4.00%, 3/20/55  111 105
4.50%, 3/20/55  187 180
5.00%, 3/20/55  770 760
5.50%, 3/20/55  1,870 1,875
6.00%, 3/20/55  180 182
6.50%, 3/20/55  485 495
25,372
Total U.S. Government & Agency
Mortgage-Backed Securities (Cost
$113,413) 110,289
SHORT-TERM INVESTMENTS  3.4%
Money Market Funds  3.4%
T. Rowe Price Government Reserve
Fund, 4.41% (2)(3) 3,564 3,564
Total Short-Term Investments
(Cost $3,564) 3,564
Total Investments in Securities
107.7% of Net Assets
(Cost $116,977) $ 113,853
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) See Note 3. To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $9,059 and represents 8.6% of net assets.
(2) Seven-day yield
(3) Affiliated Companies
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CMO Collateralized Mortgage Obligation
IO Interest-only security for which the fund receives interest on notional principal
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio

Par $ Value
(Amounts in 000s)
TBA SALES COMMITMENTS
 (2.5)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 (2.5)%
U.S. Government Agency
Obligations  (1.1)%
UMBS, TBA
3.00%, 3/1/55  645 (562)
3.50%, 3/1/40  99 (95)
4.00%, 3/1/55  530 (497)
(1,154)
U.S. Government
Obligations  (1.4)%
Government National Mortgage
Assn., TBA
2.50%, 3/20/55  790 (677)
3.00%, 3/20/55  262 (233)
3.50%, 3/20/55  262 (240)
4.00%, 3/20/55  344 (324)
(1,474)
Total TBA Sales Commitments
(Proceeds $(2,580)) (2,628)

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended February 28, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.41% $ —# $ — $ 338+
Supplementary Investment Schedule
Affiliate
Value
2/29/24
Purchase
Cost
Sales
Cost
Value
2/28/25
T. Rowe Price Government Reserve Fund, 4.41% $ 24,205  ¤  ¤ $ 3,564^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $338 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,564.

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio
February 28, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $116,977) $ 113,853
Receivable for investment securities sold 4,860
Interest receivable 338
Due from affiliates 3
Cash 2
Other assets 28
Total assets 119,084
Liabilities
Payable for investment securities purchased 10,702
TBA Sales Commitments (proceeds $2,580) 2,628
Other liabilities 25
Total liabilities 13,355
NET ASSETS $ 105,729
Net Assets Consist of:
Total distributable earnings (loss) $ (20,707)
Paid-in capital applicable to 13,117,353 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 126,436
NET ASSETS $ 105,729
NET ASSET VALUE PER SHARE $ 8.06

T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
2/28/25
Investment Income (Loss)
Income
.
  Interest $ 5,027
Dividend 338
Total income 5,365
Expenses
Custody 48
Waived / paid by Price Associates (25)
Total expenses 23
Net investment income 5,342
Realized and Unrealized Gain / Loss   –
Net realized loss on securities (3,560)
Change in net unrealized gain / loss
Securities 4,308
TBA Sales Commitments 68 (68)
Change in net unrealized gain / loss 4,240
Net realized and unrealized gain / loss 680
INCREASE IN NET ASSETS FROM OPERATIONS
$ 6,022

T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . .. . . . . . . . . .. . ..
Ended . . . . . . . . . . . . .. .. .
2/28/25 2/29/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 5,342 $ 4,572
Net realized loss (3,560) (4,711)
Change in net unrealized gain / loss 4,240 1,956
Increase in net assets from operations 6,022 1,817
Distributions to shareholders
Net earnings (5,323) (4,555)
Capital share transactions
*
Shares sold 50,705 51,873
Distributions reinvested 5,227 4,550
Shares redeemed (61,505) (48,765)
Increase (decrease) in net assets from capital share transactions (5,573) 7,658
Net Assets
Increase (decrease) during period (4,874) 4,920
Beginning of period 110,603 105,683
End of period $ 105,729 $ 110,603
*Share information (000s)
Shares sold 6,266 6,475
Distributions reinvested 654 570
Shares redeemed (7,744) (6,145)
Increase (decrease) in shares outstanding (824) 900

T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Multi-Sector Account Portfolios, Inc. (the corporation) is registered under the Investment Company Act of
1940 (the 1940 Act). The Mortgage-Backed Securities Multi-Sector Account Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks high current income and, secondarily, capital appreciation. The fund is available for investment only to institutional accounts managed by T. Rowe Price
Associates, Inc., and is not available for direct purchase by members of the public.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09,
Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages

T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio

valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip. MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-
than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The fund enters into to-be-
announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of February 28, 2025, no collateral was pledged by the fund or counterparties for MSFTA Transactions.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
U.S. Government & Agency Mortgage-Backed Securities $ — $ 110,289 $ — $ 110,289
Short-Term Investments 3,564 — — 3,564
Total $ 3,564 $ 110,289 $ — $ 113,853
Liabilities
TBA Sales Commitments $ — $ 2,628 $ — $ 2,628

T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio

Other  Purchases and sales of U.S. government securities aggregated $344,429,000 and $350,283,000, respectively, for the year ended February 28, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At February 28, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At February 28, 2025, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards.
Capital loss carryforwards are available indefinitely to offset future realized capital gains. Further, a portion of the fund’s available capital loss carryforwards are subject to certain limitations on amount or timing of use related to an ownership change.
($000s)
February 28,
2025
February 29,
2024
Ordinary income (including short-term capital gains, if any) $ 5,323 $ 4,555
($000s)
Cost of investments $ 117,211
Unrealized appreciation $ 739
Unrealized depreciation (4,145)
Net unrealized appreciation (depreciation) $ (3,406)
($000s)
Undistributed ordinary income $ 62
Net unrealized appreciation (depreciation) (3,406)
Loss carryforwards and deferrals (17,363)
Total distributable earnings (loss) $ (20,707)

T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio

NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for no investment management fee; however, the manager will earn fees from managing the institutional accounts invested in the fund. Further, the manager will be required to bear all expenses of the fund, including custody expense in excess of a specified custody fee limitation but excluding interest and borrowing-related charges; taxes; brokerage fees and commissions (including dealer markups and spreads), transfer taxes, and other charges incident to the purchase, sale, or lending of the fund’s portfolio securities and other holdings; and non-recurring, extraordinary expenses. The agreement provides that the fund will bear custody expense up to the custody fee limitation, equal to 0.02% of the fund’s average daily net assets. Expenses of the fund paid by the manager are not subject to later repayment by the fund.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended February 28, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM.
The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across

T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio

global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Multi-Sector Account Portfolios, Inc.
and Shareholders of T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe
Price Mortgage-Backed Securities Multi-Sector Account Portfolio (constituting T. Rowe Price Multi-Sector Account Portfolios,
Inc., referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended
February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
April 21, 2025
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/28/25
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section 163(j), $5,319,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E326-050 4/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Multi-Sector Account Portfolios, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	April 21, 2025